Fair Value Measurements (Details) - Schedule of weighted-average assumptions made in estimating the fair value	Mar. 31, 2023	Sep. 21, 2022
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unvested founder share liability, measurement input	71.9	76.2
Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unvested founder share liability, measurement input	4.5	5
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unvested founder share liability, measurement input	3.6	3.7